Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 1,243	£ 6,171	£ 3,502
Other interest income	14	20	393
Fair value movement of financial assets	19	18	2
Fair value movement of financial liabilities	6,789	10,663	12,247
Total	£ 8,065	£ 16,872	£ 16,144